UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21992

TENNENBAUM OPPORTUNITIES PARTNERS V, LP
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY
TENNENBAUM OPPORTUNITIES PARTNERS V, LP
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2015

Date of reporting period: MARCH 31, 2015

ITEM 1.   SCHEDULE OF INVESTMENTS.

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Investments (Unaudited)

March 31, 2015

Showing Percentage of Total Cash and Investments of the Registrant

								% of
								Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Principal	Value	Investments	Notes

Debt Investments (A)
Accounting, Tax Preparation, Bookkeeping, and Payroll Services
EGS Holdings, Inc.	Holdco PIK Notes	LIBOR (A)	3.00%	10.00%	10/3/2018	$133,556	$133,556	0.02%
Expert Global Solutions, LLC	Second Lien Term Loan	LIBOR (Q)	1.50%	11.00%	10/3/2018	$1,000,000	1,010,000	0.11%
							1,143,556	0.13%

Aerospace Product and Parts Manufacturing
Hawker Beechcraft, Inc.	Sr Secured Letters of Credit	LIBOR (Q)	-	2.00%	3/26/2014	$73,478	40,229	-	C
Hawker Beechcraft, Inc.	Sr Unsecured Notes	Fixed	-	8.50%	4/1/2015	$20,957,000	846,181	0.09%	C
Hawker Beechcraft, Inc.	Sr Unsecured Notes	Fixed	-	8.88%	4/1/2015	$6,123,000	247,228	0.03%	C
							1,133,638	0.12%

Architectural, Engineering, and Related Services
Global Geophysical Services, Inc.	Sr Unsecured Notes	Fixed	-	10.50%	5/1/2017	$15,906,000	1,638,318	0.18%	B/C

Business Support Services
STG-Fairway Acquisitions, Inc.	Second Lien Term Loan	LIBOR (Q)	1.25%	9.25%	8/28/2019	$14,317,490	14,532,252	1.59%

Cable and Other Subscription Programming
Medfort, S.a.r.l (Germany)	First Lien Term Loan A	Fixed	-	15.00% PIK	11/21/2017	€3,423,334	3,673,580	0.40%	B/C/D
Medfort, S.a.r.l (Germany)	First Lien Term Loan A2	Fixed	-	15.00% PIK	11/21/2017	€12,035,724	12,915,536	1.42%	B/C/D
Medfort, S.a.r.l (Germany)	First Lien Term Loan B	Fixed	-	1.00% PIK	11/21/2017	€27,623,608	4,338,237	0.48%	B/C/D
Medfort, S.a.r.l (Germany)	First Lien Term Loan B2	Fixed	-	1.00% PIK	11/21/2017	€11,785,943	-	-	B/C/D
Primacom Finance (Lux) S.A. (Luxembourg)	Super Senior Facility	Fixed	-	1.00%	4/30/2034	€9,612,402	10,315,069	1.13%	B/D
							31,242,422	3.43%

Coal Mining
Eagle Coal Company, Inc.	First Lien Term Loan	LIBOR (Q)	1.50%	10.00%	7/10/2018	$10,686,735	10,498,115	1.15%
Oxford Mining Company, LLC	First Lien Term Loan	LIBOR (Q)	0.75%	8.50% Cash + 3.00% PIK	12/31/2018	$14,481,992	14,329,875	1.57%
							24,827,990	2.72%

Computer Systems Design and Related Services
Coreone Technologies, LLC	First Lien Term Loan	LIBOR (Q)	1.00%	3.75% Cash + 5.00% PIK	9/4/2018	$21,646,247	21,153,795	2.32%

Electric Power Generation, Transmission and Distribution
Longview Power, LLC	First Lien Non Extended Revolver	LIBOR (Q)	-	2.50%	2/28/2014	$3,994,587	2,663,071	0.29%	C
Longview Power, LLC	First Lien Non Extended Term Loan	LIBOR (Q)	-	4.75%	2/28/2014	$19,055,046	12,695,520	1.39%	C
Longview Power, LLC	Super Priority Debtor-in-Possession	LIBOR (M)	1.50%	7.50%	11/22/2015	$2,901,324	5,026,317	0.55%
							20,384,908	2.23%

2

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

March 31, 2015

Showing Percentage of Total Cash and Investments of the Registrant

								% of
								Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Principal	Value	Investments	Notes

Debt Investments (continued)
Full-Service Restaurants
RM OpCo, LLC	Convertible Second Lien Term Loan Tranche B	Fixed	-	8.50%	3/30/2018	$3,605,946	$3,605,946	0.39%	F
RM OpCo, LLC	Convertible Second Lien Term Loan Tranche B-1	Fixed	-	8.50%	3/30/2018	$4,708,904	4,708,904	0.52%	F
RM OpCo, LLC	First Lien Term Loan Tranche A	Fixed	-	7.00%	3/21/2016	$10,857,801	10,857,801	1.19%	F
RM OpCo, LLC	Second Lien Term Loan Tranche B	Fixed	-	8.50%	3/30/2018	$23,462,835	15,393,966	1.69%	F
RM OpCo, LLC	Second Lien Term Loan Tranche B-1	Fixed	-	8.50%	3/30/2018	$7,389,253	7,389,253	0.81%	F
							41,955,870	4.60%

Gaming Industries
Harrah's Operating Company, Inc.	Second Priority Secured Notes	Fixed	-	10.00%	12/15/2018	$80,839,000	16,875,141	1.85%	C

Metal Ore Mining
Molycorp, Inc.	Sr Unsecured Convertible Notes	Fixed	-	6.00%	9/1/2017	$29,127,000	2,382,822	0.26%

Motion Picture and Video Industries
CORE Entertainment, Inc.	First Lien Term Loan	Fixed	-	9.00%	6/21/2017	$26,627,910	21,036,049	2.31%
CORE Entertainment, Inc.	Second Lien Term Loan	Fixed	-	13.50%	6/21/2018	$21,302,328	14,178,829	1.55%
							35,214,878	3.86%

Nondepository Credit Intermediation
Caribbean Financial Group (Cayman Islands)	Sr Secured Notes	Fixed	-	11.50%	11/15/2019	$22,000,000	22,275,000	2.44%	E

Nonscheduled Air Transportation
One Sky Flight, LLC	Second Lien Term Loan	Fixed	-	12.00% Cash + 3.00% PIK	6/3/2019	$5,154,122	5,308,746	0.58%

Oil and Gas Extraction
Linc Energy Finance (USA), Inc.	First Lien Notes	Fixed	-	9.63%	10/31/2017	$8,380,000	7,667,700	0.84%	E
Linc Energy Finance, Inc.	Sr Secured Notes	Fixed	-	12.50%	10/31/2017	$19,261,000	5,585,690	0.61%	E
Sunshine Oilsands Ltd.	Sr Secured Notes	Fixed	-	10.00%	8/1/2017	$26,600,000	21,147,000	2.32%	E
							34,400,390	3.77%

Other Electrical Equipment and Component Manufacturing
Palladium Energy, Inc.	First Lien Term Loan	LIBOR (Q)	1.00%	9.00%	12/26/2017	$34,263,954	34,435,274	3.78%

Other Financial Investment Activities
Marsico Capital Management	First Lien Term Loan	LIBOR (M)	-	5.00%	12/31/2022	$29,562,995	7,661,694	0.84%

Other Investment Pools and Funds
Magnolia Finance V plc (Cayman Islands)	Asset-Backed Credit Linked Notes	Fixed	-	13.13%	8/2/2021	$35,000,000	35,343,000	3.88%	E

Other Telecommunications
Gogo, LLC	First Lien Term Loan	LIBOR (Q)	1.50%	9.75%	3/21/2018	$24,802,239	25,422,295	2.79%

3

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

March 31, 2015

Showing Percentage of Total Cash and Investments of the Registrant

								% of
								Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Principal	Value	Investments	Notes

Debt Investments (continued)
Petroleum and Coal Products Manufacturing
Boomerang Tube, LLC	Second Lien Term Loan	LIBOR (Q)	1.50%	9.50%	10/11/2017	$12,714,288	$7,310,716	0.80%

Pharmaceutical and Medicine Manufacturing
Novasep Holdings SAS (France)	First Lien Notes	Fixed	-	8.00%	12/15/2016	$24,483,000	24,483,000	2.69%	B/E

Radio and Television Broadcasting
SiTV, Inc.	Sr Secured Notes	Fixed	-	10.38%	7/1/2019	$15,000,000	13,575,000	1.49%	E
The Tennis Channel, Inc.	First Lien Term Loan	LIBOR (Q)	-	8.50%	5/29/2017	$37,107,123	37,441,088	4.10%
							51,016,088	5.59%
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing
AGY Holding Corp.	Second Lien Notes	Fixed	-	11.00%	11/15/2016	$32,444,500	31,592,832	3.46%	B/E
AGY Holding Corp.	Sr Secured Term Loan	Fixed	-	12.00%	9/15/2016	$17,046,935	17,046,935	1.87%	B
GSE Environmental, Inc.	First Lien Term Loan	LIBOR (M)	1.00%	10.00%	8/11/2021	$8,823,529	9,000,000	0.99%
							57,639,767	6.32%

Scheduled Air Transportation
Aircraft Leased to Delta Air Lines, Inc.
N913DL	Aircraft Secured Mortgage	Fixed	-	8.00%	3/15/2017	$355,339	362,297	0.04%	F
N918DL	Aircraft Secured Mortgage	Fixed	-	8.00%	8/15/2018	$571,041	583,971	0.06%	F
N954DL	Aircraft Secured Mortgage	Fixed	-	8.00%	3/20/2019	$789,244	806,688	0.09%	F
N955DL	Aircraft Secured Mortgage	Fixed	-	8.00%	6/20/2019	$833,915	852,611	0.09%	F
N956DL	Aircraft Secured Mortgage	Fixed	-	8.00%	5/20/2019	$828,611	847,225	0.09%	F
N957DL	Aircraft Secured Mortgage	Fixed	-	8.00%	6/20/2019	$841,209	860,069	0.10%	F
N959DL	Aircraft Secured Mortgage	Fixed	-	8.00%	7/20/2019	$853,699	872,791	0.10%	F
N960DL	Aircraft Secured Mortgage	Fixed	-	8.00%	10/20/2019	$897,984	917,816	0.10%	F
N961DL	Aircraft Secured Mortgage	Fixed	-	8.00%	8/20/2019	$880,713	900,342	0.10%	F
N976DL	Aircraft Secured Mortgage	Fixed	-	8.00%	2/15/2018	$554,094	566,204	0.06%	F
							7,570,014	0.83%

Semiconductor and Other Electronic Component Manufacturing
Global A&T Electronics, Ltd. (Singapore)	First Lien Notes	Fixed	-	10.00%	2/1/2019	$3,380,000	3,325,075	0.36%	E
Soraa, Inc.	Sr Secured Term Loan	LIBOR (M)	-	10.27%	9/1/2017	$15,000,000	14,382,000	1.58%
							17,707,075	1.94%

Specialty Hospitals
UBC Healthcare Analytics, Inc.	First Lien Term Loan	LIBOR (Q)	1.00%	9.00%	7/1/2018	$14,499,094	14,611,462	1.60%

Miscellaneous Securities						$12,682,000	6,658,050	0.73%	H

Total Debt Investments (Cost $777,886,697)							564,328,161	61.87%

4

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

March 31, 2015

Showing Percentage of Total Cash and Investments of the Registrant

								% of
								Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Shares	Value	Investments	Notes

Equity Securities
Aerospace Product and Parts Manufacturing
Beech Holdings, LLC	Membership Units					380,716	$2,855,370	0.31%	C/E

Architectural, Engineering, and Related Services
Alion Science & Technology Corp.	Warrants					10,375	104	-	C
Global Geophysical Services, Inc.	Common Stock					524,029	4,238,713	0.46%	B/C/E
							4,238,817	0.46%

Business Support Services
Findly Talent, LLC	Membership Units					1,993,022	456,402	0.05%	C/E
STG-Fairway Holdings, LLC	Class A Units					2,368,001	8,210,096	0.90%	C/E
							8,666,498	0.95%

Cable and Other Subscription Programming
Perseus Holdings S.A. (Luxembourg)	Common Stock					78,000	4,361,065	0.48%	B/C/D/E
Primacom Finance (Lux) S.A. (Finance) (Luxembourg)	Common Equity					10,442,055	32,662,531	3.58%	B/C/D/E
Primacom Finance (Lux) S.A. (Finance) (Luxembourg)	Warrants to Purchase Ordinary Shares					18,677	14,429,815	1.58%	B/C/D/E
							51,453,411	5.64%

Coal Mining
Oxford Resources Partners, LP	Warrants to Purchase Common Units					59,790	645,729	0.07%	C/E

Deep Sea, Coastal, and Great Lakes Water Transportation
Blue Wall Shipping Limited (Marshall Islands)	Common Stock					1,339,286	12,401,788	1.36%	B/C
Tanker Investments Ltd.	Common Stock					1,442,327	15,745,884	1.73%	C
TCP KC, LLC (Marshall Islands)	Membership Units					4,521,396	4,879,491	0.53%	C/E
							33,027,163	3.62%

Depository Credit Intermediation
Doral Financial Corp. (Puerto Rico)	Common Stock					120,539	9,643	-	C

Electronic Shopping and Mail-Order Houses
Shop Holding, LLC	Class A Units					1,427,232	890,450	0.10%	C/E
Shop Holding, LLC	Warrants to Purchase Class A Units					919,351	51,750	-	C/E
							942,200	0.10%

Full-Service Restaurants
RM Holdco, LLC	Equity Participation					76	544	-	C/E/F
RM Holdco, LLC	Membership Units					42,552,000	-	-	C/E/F
							544	-

Gaming Industries
TOPV New World Holdings, LLC (Canada)	Membership Interests					6,843,047	47,549,598	5.21%	B/C/E
Tropicana Entertainment, Inc.	Common Stock					180,844	2,806,699	0.31%	C/E
							50,356,297	5.52%

5

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

March 31, 2015

Showing Percentage of Total Cash and Investments of the Registrant

								% of
								Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Shares	Value	Investments	Notes
Equity Securities (continued)
Highway, Street, and Bridge Construction
Contech Holdings, Inc.	Common Stock					711,255	$27,876,217	3.06%	B/C/E

Machine Shops; Turned Product; and Screw, Nut, and Bolt Manufacturing
Precision Holdings, LLC	Class C Membership Interests					94	2,049	-	C/E

Metal Ore Mining
St Barbara Ltd. (Australia)	Common Stock					6,254,591	1,046,731	0.12%	C/D

Newspaper, Periodical, Book, and Directory Publishers
HW Topco, Inc.	Common Stock					868,872	5,595,536	0.61%	C/E
HW Topco, Inc.	Preferred Stock					1,693	10,903	-	E
TBC Holdings I, Inc.	Common Stock					2,967	74,768	0.01%	C/E
							5,681,207	0.62%

Nonscheduled Air Transportation
Flight Options Holdings I, Inc.	Warrants to Purchase Common Stock					2,329	5,089,050	0.56%	C/E

Oil and Gas Extraction
Woodbine Intermediate Holdings, LLC	Membership Units					576	1,241,885	0.14%	C/E/F

Other Financial Investment Activities
Marsico Holdings, LLC	Common Interest Units					474,738	18,990	-	C/E

Other Investment Pools and Funds
TCP Delos Cayman Holdings (Cayman Islands)	Common Shares					551,799	823,069	0.09%	C/D/E/F
TCP Delos Cayman Holdings (Cayman Islands)	Common Shares					726,529	558,047	0.06%	C/E/F
TCP Delos Delaware Holdings, LLC	Partnership Interest					2,394,699	3,571,954	0.39%	C/D/E/F
							4,953,070	0.54%

Other Telecommunications
LightSquared Inc.	Call Option					475,268	-	-	C/E

Pharmaceutical and Medicine Manufacturing
NVHL S.A. (Luxembourg)	Common Shares					5,127,200	19,642,684	2.16%	B/C/D/E

Radio and Television Broadcasting
SCG Financial Acquisition Corp.	Common Stock					146,428	184,499	0.02%	C
SiTV, Inc.	Warrants to Purchase Common Stock					786,791	1,117,243	0.12%	C/E
							1,301,742	0.14%
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing

KAGY Holding Company, Inc.	Series A Preferred Stock					34,229	486,164	0.06%	B/C/E

6

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

March 31, 2015

Showing Percentage of Total Cash and Investments of the Registrant

								% of
								Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Shares	Value	Investments	Notes
Equity Securities (continued)
Scheduled Air Transportation
Aircraft Leased to Delta Air Lines, Inc.
N913DL	Trust Beneficial Interests					2,104	$223,403	0.03%	E/F
N918DL	Trust Beneficial Interests					1,715	259,857	0.03%	E/F
N954DL	Trust Beneficial Interests					1,599	143,246	0.02%	E/F
N955DL	Trust Beneficial Interests					1,543	214,041	0.03%	E/F
N956DL	Trust Beneficial Interests					1,557	206,145	0.02%	E/F
N957DL	Trust Beneficial Interests					1,543	207,837	0.02%	E/F
N959DL	Trust Beneficial Interests					1,530	209,566	0.02%	E/F
N960DL	Trust Beneficial Interests					1,492	208,389	0.02%	E/F
N961DL	Trust Beneficial Interests					1,517	198,878	0.02%	E/F
N976DL	Trust Beneficial Interests					1,830	197,318	0.02%	E/F
							2,068,680	0.23%

Semiconductor and Other Electronic Component Manufacturing
Soraa, Inc.	Warrants to Purchase Common Stock					210,000	89,418	0.01%	C/E
TPG Hattrick Holdco, LLC	Common Units					1,935,857	1,568,044	0.17%	C/E
							1,657,462	0.18%

Traveler Accommodation
Buffets Restaurants Holdings, Inc.	Common Stock					139,526	567,871	0.06%	C/E

Wired Telecommunications Carriers
Hawaiian Telcom Holdco, Inc.	Common Stock					462,676	12,321,062	1.35%	C
Hawaiian Telcom Holdco, Inc.	Warrants					54,272	641,495	0.07%	C
Integra Telecom, Inc.	Common Stock					10,080,250	41,521,558	4.55%	B/C/E
Integra Telecom, Inc.	Warrants					3,018,747	1,924,451	0.21%	B/C/E
V Telecom Investment S.C.A. (Luxembourg)	Common Shares					3,741	7,682,955	0.85%	C/D/E
							64,091,521	7.03%

Wireless Telecommunications Carriers (except Satellite)
Mid-Bowline Group Corp. (Canada)	Class A Voting Shares					16,597,778	19,625,309	2.15%	B/C/D/E

Total Equity Securities (Cost $361,114,164)							307,546,304	33.72%

Total Investments (Cost $1,139,000,861)							871,874,465	95.59%	G

7

Tennenbaum Opportunities Partners V, LP

(A Delaware Limited Partnership)

Schedule of Investments (Unaudited) (Continued)

March 31, 2015

Showing Percentage of Total Cash and Investments of the Registrant

								% of
								Cash and
Issuer	Instrument	Ref	Floor	Spread	Maturity	Shares	Value	Investments	Notes
Cash and Cash Equivalents
Union Bank of California	Commercial Paper	Fixed	-	0.03%	4/1/2015		$17,000,000	1.86%
Toyota Motor Credit Corp.	Commercial Paper	Fixed	-	0.11%	4/2/2015		9,999,978	1.10%
Cash Denominated in Foreign Currency							237,149	0.02%
Cash Held on Account at Various Institutions							13,027,172	1.43%
Total Cash and Cash Equivalents							40,264,299	4.41%

Total Cash and Investments							$912,138,764	100.00%

Notes to Schedule of Investments:

(A)	Investments in bank debt generally are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally subject to contractual restrictions, such as approval of the agent or borrower.

(B)	Non-controlled affiliate – as defined under the Investment Company Act of 1940 (ownership of between 5% and 25% of the outstanding voting securities of this issuer).

(C)	Non-income producing security.

(D)	Principal amount or shares denominated in foreign currency. Cost and fair value converted to U.S. dollars.

(E)	Restricted security.

(F)	Controlled issuer – as defined under the Investment Company Act of 1940 (ownership of more than 25% of the outstanding voting securities of this issuer).

(G)	Includes investments with an aggregate fair value of $29,196,203 that have been segregated to collateralize certain unfunded commitments.

(H)	Miscellaneous Securities are comprised of certain unrestricted security positions that have not previously been publicly disclosed.

Aggregate acquisitions and aggregate dispositions of investments, other than government securities, totaled $7,609,254, and $108,591,827, respectively, for the period ended March 31, 2015. Aggregate acquisitions includes investment assets received as payment in kind. Aggregate dispositions includes principal paydowns on and maturities of debt investments. The total value of restricted securities and bank debt as of March 31, 2015 was $800,875,519, or 87.8% of total cash and investments of the Registrant.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $1,139,000,861. Net unrealized depreciation aggregated to $260,785,425, of which $101,902,083 related to appreciated investments and $362,687,508 related to depreciated investments.

Derivative instruments at March 31, 2015 were as follows:

	Notional
Instruments	Amount		Fair Value

Buy EUR vs. USD Put Option at a strike rate of 1.3139 expiring September 1, 2017		€25,000,000	$5,390,962
Sell EUR vs. USD Call Option at a strike rate of 1.3844 expiring September 1, 2017		€25,000,000	$(166,664)
Buy EUR vs. USD Put Option at a strike rate of 1.2161 expiring September 1, 2017		€4,000,000	$549,961
Sell EUR vs. USD Call Option at a strike rate of 1.2765 expiring September 1, 2017		€4,000,000	$(71,704)
Buy EUR vs. USD Put Option at a strike rate of 1.1626 expiring September 1, 2017		€8,000,000	$818,859
Sell EUR vs. USD Call Option at a strike rate of 1.2150 expiring September 1, 2017		€8,000,000	$(247,524)
Foreign Currency Forward Exchange Contract, sell CAD vs. USD at 1.1761 for settlement on December 17, 2018	CAD	3,397,778	$169,047
Foreign Currency Forward Exchange Contract, sell EUR vs. USD at 1.0819 for settlement on September 1, 2017		€8,000,000	$(203,008)
Foreign Currency Forward Exchange Contract, sell EUR vs. USD at 1.1206 for settlement on September 1, 2017		€8,000,000	$101,042

See accompanying notes.

8

Investments of the Registrant may be categorized based on the types of inputs used in valuing such investments. The level in the GAAP valuation hierarchy in which an investment falls is based on the lowest level input that is significant to the valuation of the investment in its entirety. Transfers between levels are recognized as of the beginning of the reporting period. At March 31, 2015, the investments of the Registrant were categorized as follows:

Level	Basis for Determining Fair Value	Bank Debt	Other Corporate Debt	Equity Securities
1	Quoted prices in active markets for identical assets	$-	$-	$29,307,819
2	Other observable market inputs*	23,020,285	70,676,778	2,806,699
3	Independent third-party pricing sources that employ significant unobservable inputs	347,665,839	120,233,532	256,931,992
3	Investment Manager valuations with significant unobservable inputs	-	2,731,727	18,499,794
Total		$370,686,124	$193,642,037	$307,546,304

* E.g., quoted prices in inactive markets or quotes for comparable instruments

Changes in investments categorized as Level 3 during the three months ended March 31, 2015 were as follows:

	Independent Third-Party Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$467,527,298	$105,516,490	$264,368,978
Net realized and unrealized losses	(16,590,187)	(186,044)	(7,353,815)
Acquisitions	4,794,822	121,411	420,427
Dispositions	(108,066,094)	(205,825)	(503,598)
Transfers into Level 3ǂ	-	28,975,000	-
Transfers out of Level 3†	-	(13,987,500)	-
Ending balance	$347,665,839	$120,233,532	$256,931,992

Net change in unrealized losses during the period on investments still held at period end (included in net realized and unrealized losses, above)	$(20,763,470)	$(201,378)	$(7,353,815)

ǂ Comprised of two investments that were transferred from Level 2 due to reduced trading volumes.

† Comprised of one investment that was transferred to Level 2 due to increased observable market activity.

	Investment Manager Valuation
	Bank Debt	Other Corporate Debt	Equity Securities
Beginning balance	$-	$2,713,503	$18,348,935
Net realized and unrealized gains	-	18,224	242,040
Dispositions	-	-	(91,181)
Ending balance	$-	$2,713,727	$18,499,794

Net change in unrealized gains during the period on investments still held at period end (included in net realized and unrealized gains, above)	$-	$18,224	$248,450

9

Changes to investments in affiliates(1) and interest and dividends earned on such securities during the three months ended March 31, 2015 were as follows:

	Value,			Value,	Interest &
	Beginning of			End of	Dividends
Investment	Period	Acquisitions	Dispositions	Period	Earned

AGY Holding Corp., 2nd Lien Notes, 11%, due 11/15/16	$31,568,499	$-	$-	$31,592,832	$892,224
AGY Holding Corp., Senior Secured Term Loan, 12%, due 9/15/16	17,046,935	-	-	17,046,935	511,408
Aircraft Leased to Delta Air Lines, Inc.
N913DL Aircraft Secured Mortgage, 8%, due 3/15/17	406,032	-	(42,808)	362,297	7,527
N918DL Aircraft Secured Mortgage, 8%, due 8/15/18	622,030	-	(37,894)	583,971	11,792
N954DL Aircraft Secured Mortgage, 8%, due 3/20/19	849,611	-	(43,535)	806,688	16,260
N955DL Aircraft Secured Mortgage, 8%, due 6/20/19	893,442	-	(41,877)	852,611	17,136
N956DL Aircraft Secured Mortgage, 8%, due 5/20/19	888,868	-	(42,573)	847,225	17,037
N957DL Aircraft Secured Mortgage, 8%, due 6/20/19	901,256	-	(42,243)	860,069	17,285
N959DL Aircraft Secured Mortgage, 8%, due 7/20/19	913,519	-	(41,916)	872,791	17,532
N960DL Aircraft Secured Mortgage, 8%, due 10/20/19	957,502	-	(41,298)	917,816	18,411
N961DL Aircraft Secured Mortgage, 8%, due 8/20/19	941,292	-	(42,295)	900,342	18,076
N976DL Aircraft Secured Mortgage, 8%, due 2/15/18	610,672	-	(43,988)	566,204	11,513
N913DL Trust Beneficial Interest	228,083	42,808	(45,633)	223,403	-
N918DL Trust Beneficial Interest	263,750	37,894	(43,355)	259,857	-
N954DL Trust Beneficial Interest	140,936	43,535	(52,291)	143,246	-
N955DL Trust Beneficial Interest	215,490	41,877	(51,653)	214,041	-
N956DL Trust Beneficial Interest	207,319	42,573	(52,365)	206,145	-
N957DL Trust Beneficial Interest	209,028	42,243	(52,148)	207,837	-
N959DL Trust Beneficial Interest	210,771	41,916	(51,934)	209,566	-
N960DL Trust Beneficial Interest	209,385	41,298	(51,770)	208,389	-
N961DL Trust Beneficial Interest	199,604	42,295	(52,677)	198,878	-
N976DL Trust Beneficial Interest	197,984	43,988	(49,772)	197,318	-
Blue Wall Shipping Limited, Common Stock	13,533,485	-	-	12,401,788	-
Contech Holdings, Inc., Common Stock	26,543,752	-	-	27,876,217	-
Global Geophysical Services, Inc. Common Stock	4,238,713	-	-	4,238,713	-
Global Geophysical Services, Inc., Senior Unsecured Notes, 10.5%, due 5/1/17	1,638,318	-	-	1,638,318	-
Integra Telecom, Inc., Common Stock	41,882,431	-	-	41,521,558	-
Integra Telecom, Inc., Warrants	1,970,638	-	-	1,924,451	-
KAGY Holding Company, Inc., Series A Preferred Stock	426,999	-	-	486,164	-
Medfort, S.a.r.l, 1st Lien Term Loan A, 15% PIK, due 11/21/17	4,141,549	-	-	3,673,580	-
Medfort, S.a.r.l, 1st Lien Term Loan A2, 15% PIK, due 11/21/17	14,560,819	-	-	12,915,536	-
Medfort, S.a.r.l, 1st Lien Term Loan B, 1% PIK, due 11/21/17	4,695,375	-	-	4,338,237	-
Medfort, S.a.r.l, 1st Lien Term Loan B2, 1% PIK, due 11/21/17	-	-	-	-	-
Mid-Bowline Group Corp., Class A Voting Shares	14,282,573	-	-	19,625,309	-
Novasep Holdings SAS, 1st Lien Notes, 8%, due 12/15/16	24,483,000	-	-	24,483,000	489,660
NVHL S.A., Common Shares	23,042,483	-	-	19,642,684	-
Perseus Holdings S.A., Common Stock	4,723,665	-	-	4,361,065	-
Primacom Finance (Lux) S.A. (Finance), Common Equity	35,959,260	-	-	32,662,531	-
Primacom Finance (Lux) S.A. (Finance), Warrants to Purchase Ordinary Shares	15,669,331	-	-	14,429,815
Primacom Finance (Lux) S.A., Super Senior Facility, 1%, due 4/30/34	11,629,084	-	-	10,315,069	27,927
RM Holdco, LLC, Equity Participation	2,562	-	-	544	-
RM Holdco, LLC, Membership Units	-	-	-	-	-
RM OpCo, LLC, Convertible 2nd Lien Term Loan Tranche B-1,
8.5%, due 3/30/18	4,609,161	118,314	-	4,708,904	99,361
RM OpCo, LLC, Convertible 2nd Lien Term Loan B,
8.5%, due 3/30/18	1,777,860	1,828,086	-	3,605,946	66,944
RM OpCo, LLC, 1st Lien Term Loan Tranche A,
7%, due 3/21/16	10,985,566	12,352	(141,460)	10,857,801	192,365
RM OpCo, LLC, 2nd Lien Term Loan Tranche B,
8.5%, due 3/30/18	18,188,954	496,984	-	15,393,966	495,082
RM OpCo, LLC, 2nd Lien Term Loan Tranche B-1,
8.5%, due 3/30/18	7,232,736	160,169	-	7,389,253	155,918
TCP Delos Cayman Holdings, Common Shares	1,367,393	-	(59,102)	1,381,116	-
TCP Delos Delaware Holdings, LLC, Partnership Interest	2,781,223	-	(32,079)	3,571,954	-
TOPV New World Holdings, LLC, Membership Interests	47,755,574	-	-	47,549,598	-
Woodbine Intermediate Holdings, LLC, Membership Units	3,548,239	-	-	1,241,885	-

(1) The issuers of the securities listed on this schedule are considered affiliates under the Investment Company Act of 1940 due to the ownership by the Registrant of 5% or more of the issuers' voting securities.

Acquisition date and cost of restricted securities of unaffiliated issuers held at March 31, 2015 were as follows:

Investment	Acquisition Date	Cost
Beech Holdings, LLC, Membership Units	Various 2013	$4,838,108
Buffets Restaurants Holdings, Inc., Common Stock	8/24/12	3,813,240
Caribbean Financial Group, Senior Secured Notes, 11.5%, due 11/15/19	10/19/12	21,674,840
Findly Talent, LLC, Membership Units	1/1/14	649,881
Flight Options Holdings I, Inc., Warrants to Purchase Common Stock	12/4/13	1,609,997
Global A&T Electronics, Ltd., 1st Lien Notes, 10%, due 2/1/19	10/10/14	3,001,440
HW Topco, Inc., Common Stock	1/13/12 & 1/15/13	-
HW Topco, Inc., Preferred Stock	1/13/12	11,398
LightSquared Inc., Call Option	12/31/13	-
Linc Energy Finance (USA), Inc., 1st Lien Notes, 9.625%, due 10/31/17	8/8/14	8,380,000
Linc Energy Finance, Inc., Senior Secured Notes, 12.5%, due 10/31/17	10/5/12 & 3/27/15	16,599,572
Magnolia Finance V plc, Asset-Backed Credit Linked Notes, 13.125%, due 8/2/21	8/1/13	35,000,000
Marsico Holdings, LLC, Common Interest Units	9/10/12	485,982
Oxford Resource Partners, LP, Warrants to Purchase Common Units	6/24/13	959,196
Precision Holdings, LLC, Class C Membership Interests	9/30/10 & 7/25/11	-
Shop Holding, LLC, Class A Units	6/2/11 & 3/17/14	1,350,918
Shop Holding, LLC, Warrants to Purchase Class A Units	7/1/11	-
SiTV, Inc., Senior Secured Notes, 10.375%, due 7/1/19	6/18/14	15,000,000
SiTV, Inc., Warrants to Purchase Common Stock	8/3/12	1,012,080
Soraa, Inc., Warrants to Purchase Common Stock	8/29/14	272,658
STG-Fairway Holdings, LLC, Class A Units	12/30/10 & 10/18/13	2,654,499
Sunshine Oilsands, Ltd., Senior Secured Notes, 10%, due 8/1/17	8/4/14	25,258,932
TBC Holdings I, Inc., Common Stock	11/18/11	281,286
TCP KC, LLC, Membership Units	Various 2014	4,521,396
TPG Hattrick Holdco, LLC, Common Units	9/30/10	892,388
Tropicana Entertainment, Inc., Common Stock	3/8/10	9,612,500
V Telecom Investment S.C.A., Common Shares	11/9/12	8,688,957

10

ITEM 2.               CONTROLS AND PROCEDURES.

(a)          The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.          EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Partners V, LP

By:	/s/ Mark K. Holdsworth

Name:	Mark K. Holdsworth
Title:	Chief Executive Officer
Date:	June 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark K. Holdsworth

Name:	Mark K. Holdsworth
Title:	Chief Executive Officer
Date:	June 1, 2015

By:	/s/ Paul L. Davis

Name:	Paul L. Davis
Title:	Chief Financial Officer
Date:	June 1, 2015